Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

February 23, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

Registration Statement on Form N-1A

File No. 333-48456

CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of Met Investors Series Trust (the “Trust”). The purpose of this filing is to update the disclosures regarding the Trust’s Met/Aberdeen Emerging Markets Equity Portfolio (formerly, MFS® Emerging Markets Equity Portfolio), in connection with a change in subadviser for the Portfolio.

The Registration Statement contains the Prospectus and the Trust’s Statement of Additional Information, to be dated May 1, 2016, for the Met/Aberdeen Emerging Markets Equity Portfolio.

This filing also contains appropriate exhibit(s). Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.